PSF INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks — 96.9%
Argentina — 2.2%
MercadoLibre, Inc.*	1,402	$2,354,519
Australia — 0.7%
Aristocrat Leisure Ltd.	21,528	720,798
Austria — 0.6%
BAWAG Group AG, 144A*	9,846	629,922
Belgium — 0.3%
KBC Group NV	3,423	307,177
Canada — 2.3%
Canadian National Railway Co.	6,755	782,803
Shopify, Inc. (Class A Stock)*	1,237	1,677,100
		2,459,903
China — 3.9%
Alibaba Group Holding Ltd.*	29,216	539,700
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	10,236	830,485
NetEase, Inc.	11,325	192,708
NXP Semiconductors NV	3,979	779,367
Shenzhou International Group Holdings Ltd.	17,200	364,807
Tencent Holdings Ltd.	11,300	680,642
Wuxi Biologics Cayman, Inc., 144A*	49,820	815,291
		4,203,000
Denmark — 2.2%
Chr Hansen Holding A/S	3,145	255,943
Coloplast A/S (Class B Stock)	3,169	495,630
DSV A/S	2,270	543,701
Novo Nordisk A/S (Class B Stock)	7,609	734,245
Orsted A/S, 144A	2,687	356,028
		2,385,547
Finland — 0.9%
Neste OYJ	8,391	475,297
Nordea Bank Abp	40,336	521,096
		996,393
France — 11.7%
Air Liquide SA	1,439	230,773
Airbus SE*	8,366	1,105,458
Arkema SA	1,985	262,706
Dassault Systemes SE	17,914	940,883
Hermes International	509	702,920
Kering SA	1,203	856,643
L’Oreal SA	3,778	1,558,912
LVMH Moet Hennessy Louis Vuitton SE	3,510	2,507,681
Pernod Ricard SA	6,514	1,436,521
Remy Cointreau SA	2,510	486,645
Safran SA	6,125	774,445
Sartorius Stedim Biotech	1,001	560,734
Teleperformance	2,543	1,000,081
		12,424,402
	Shares	Value
Common Stocks (continued)
Germany — 4.7%
adidas AG	1,370	$430,257
BioNTech SE, ADR*(a)	2,184	596,210
Brenntag SE	6,724	626,004
Deutsche Boerse AG	1,391	225,794
Gerresheimer AG	5,390	529,255
Infineon Technologies AG	19,189	787,488
Rational AG	499	468,701
SAP SE	678	91,766
SAP SE, ADR	4,481	605,114
Scout24 AG, 144A	5,658	392,530
TeamViewer AG, 144A*	9,474	277,678
		5,030,797
Hong Kong — 3.2%
AIA Group Ltd.	93,800	1,083,884
Techtronic Industries Co. Ltd.	116,301	2,287,115
		3,370,999
India — 2.0%
HDFC Bank Ltd., ADR	9,197	672,209
Infosys Ltd., ADR	23,474	522,296
Reliance Industries Ltd., 144A, GDR	13,396	912,892
		2,107,397
Ireland — 3.7%
AerCap Holdings NV*	7,273	420,452
CRH PLC	17,987	842,603
ICON PLC*	1,718	450,150
Kerry Group PLC (Class A Stock)	4,110	549,308
Kingspan Group PLC	6,687	657,130
Ryanair Holdings PLC, ADR*	4,560	501,874
Smurfit Kappa Group PLC	10,668	555,047
		3,976,564
Israel — 0.8%
Check Point Software Technologies Ltd.*(a)	5,128	579,669
Wix.com Ltd.*	1,254	245,747
		825,416
Italy — 2.1%
Amplifon SpA	5,369	255,641
Brunello Cucinelli SpA*	12,585	692,681
Ferrari NV	4,589	955,169
Nexi SpA, 144A*	18,691	349,753
		2,253,244
Japan — 10.1%
Asahi Intecc Co. Ltd.	7,000	192,318
Bridgestone Corp.	11,400	538,339
Daikin Industries Ltd.	4,800	1,043,735
Fujitsu Ltd.	1,800	326,483
GMO Payment Gateway, Inc.	4,196	531,953
Hoya Corp.	8,400	1,311,343
Keyence Corp.	2,947	1,759,936
M3, Inc.	2,800	199,656
Menicon Co. Ltd.	16,680	648,736
A1

PSF INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Nihon M&A Center Holdings, Inc.	11,600	$341,037
Nitori Holdings Co. Ltd.	1,000	197,099
Otsuka Corp.	7,200	369,193
Sanwa Holdings Corp.	31,700	411,512
SCSK Corp.	17,400	368,037
Shiseido Co. Ltd.	3,000	201,965
SMC Corp.	800	500,576
Sony Group Corp.	3,700	410,547
Subaru Corp.	14,100	260,637
Terumo Corp.	9,100	429,122
Tokio Marine Holdings, Inc.	5,000	267,878
Toyota Motor Corp.	22,900	406,499
		10,716,601
Luxembourg — 0.9%
Eurofins Scientific SE	7,512	963,603
Netherlands — 7.5%
Adyen NV, 144A*	1,162	3,243,414
Argenx SE, ADR*	1,875	566,250
ASML Holding NV	3,542	2,644,733
Heineken NV	6,081	634,119
Koninklijke DSM NV	1,446	289,097
Koninklijke Philips NV	13,813	613,250
		7,990,863
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	11,732	258,040
Norway — 0.3%
TOMRA Systems ASA	6,673	349,204
Singapore — 0.4%
DBS Group Holdings Ltd.	20,564	455,061
Spain — 0.6%
Amadeus IT Group SA*	9,440	619,060
Sweden — 3.9%
Assa Abloy AB (Class B Stock)	21,022	610,608
Atlas Copco AB (Class A Stock)	12,324	745,395
Autoliv, Inc.(a)	5,335	457,316
EQT AB	1,083	45,153
Evolution AB, 144A	3,858	586,766
Hexagon AB (Class B Stock)	54,312	839,633
Indutrade AB	12,110	336,648
Nibe Industrier AB (Class B Stock)	45,769	578,094
		4,199,613
Switzerland — 10.1%
Alcon, Inc.	2,969	240,924
Givaudan SA	187	854,828
Julius Baer Group Ltd.	6,353	421,825
Lonza Group AG	2,966	2,226,620
Novartis AG	6,353	520,294
Partners Group Holding AG	481	751,991
Roche Holding AG	2,646	967,381
SGS SA	122	355,557
SIG Combibloc Group AG*	19,112	509,187
Sika AG	1,568	498,004
Sonova Holding AG	1,521	576,418
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Straumann Holding AG	1,221	$2,196,078
UBS Group AG	37,294	598,065
		10,717,172
Taiwan — 4.5%
Sea Ltd., ADR*	8,413	2,681,477
Taiwan Semiconductor Manufacturing Co. Ltd.	46,000	949,407
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,678	1,192,199
		4,823,083
United Kingdom — 11.6%
Ashtead Group PLC	23,429	1,775,941
Barratt Developments PLC	26,783	236,192
Bunzl PLC	24,242	800,260
Compass Group PLC*	20,420	416,550
DCC PLC	8,755	728,769
Diageo PLC	11,690	564,858
Electrocomponents PLC	24,415	352,859
Experian PLC	15,582	652,614
Fevertree Drinks PLC	10,585	332,742
Halma PLC	9,495	364,263
London Stock Exchange Group PLC	10,075	1,006,437
Petershill Partners PLC, 144A*	60,300	284,369
Prudential PLC	30,447	592,992
RELX PLC	25,974	748,652
Rentokil Initial PLC	50,346	395,211
Rightmove PLC	17,436	160,754
Segro PLC, REIT	33,932	545,371
Smith & Nephew PLC	15,592	267,765
Spirax-Sarco Engineering PLC	2,287	459,973
St. James’s Place PLC	17,078	346,195
Trainline PLC, 144A*	55,196	262,045
Unilever PLC	10,314	556,970
Weir Group PLC (The)*	20,709	466,046
		12,317,828
United States — 5.1%
Aon PLC (Class A Stock)	2,005	572,969
Atlassian Corp. PLC (Class A Stock)*	5,375	2,103,883
Ferguson PLC	5,855	815,089
Globant SA*	2,044	574,385
Lululemon Athletica, Inc.*	1,162	470,261
QIAGEN NV*	4,982	257,470
Schneider Electric SE	3,834	637,421
		5,431,478
Uruguay — 0.4%
Dlocal Ltd.*(a)	7,596	414,438

Total Common Stocks (cost $59,799,165)		103,302,122

A2

PSF INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Preferred Stock — 1.5%
Germany
Sartorius AG (PRFC)	2,535	$1,600,625
(cost $210,109)

Total Long-Term Investments (cost $60,009,274)		104,902,747
Short-Term Investments — 2.3%
Affiliated Mutual Funds — 2.1%
PGIM Core Ultra Short Bond Fund(wa)	1,093,738	1,093,738
PGIM Institutional Money Market Fund (cost $1,123,001; includes $1,122,936 of cash collateral for securities on loan)(b)(wa)	1,125,633	1,124,956

Total Affiliated Mutual Funds (cost $2,216,739)		2,218,694
Unaffiliated Fund — 0.2%
BlackRock Liquidity FedFund, (Institutional Shares)	264,363	264,363
(cost $264,363)

Total Short-Term Investments (cost $2,481,102)		2,483,057

TOTAL INVESTMENTS—100.7% (cost $62,490,376)		107,385,804

Liabilities in excess of other assets — (0.7)%		(767,495)

Net Assets — 100.0%		$106,618,309

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,075,644; cash collateral of $1,122,936 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3